SCHEDULE OF WARRANTS CLASSIFICATION AT BALANCE SHEET DATE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Shares		24,510,575	24,510,575	12,266,971	16,708,414
Initial recognition date		Jun. 20, 2028
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Shares		1,501,386			4,627,858
Fair value					$ 1,990
Initial recognition date	Oct. 07, 2022
Exercise price					$ 11.5
Expiration date					Aug. 11, 2026